INCOME TAXES TAXES - NOL and Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net Operating Losses	$ 7,742
Tax Credits	433
Domestic Tax Authority | 2016 - 2020
Operating Loss Carryforwards [Line Items]
Net Operating Losses	0
Tax Credits	253
Domestic Tax Authority | 2021 - 2025
Operating Loss Carryforwards [Line Items]
Net Operating Losses	0
Tax Credits	180
Domestic Tax Authority | 2026 - 2030
Operating Loss Carryforwards [Line Items]
Net Operating Losses	0
Tax Credits	0
Domestic Tax Authority | 2031 - 2035
Operating Loss Carryforwards [Line Items]
Net Operating Losses	7,726
Tax Credits	0
Domestic Tax Authority | Thereafter
Operating Loss Carryforwards [Line Items]
Net Operating Losses	16
Tax Credits	0
State
Operating Loss Carryforwards [Line Items]
Net Operating Losses	2,978
Tax Credits	558
State | 2016 - 2020
Operating Loss Carryforwards [Line Items]
Net Operating Losses	396
Tax Credits	118
State | 2021 - 2025
Operating Loss Carryforwards [Line Items]
Net Operating Losses	469
Tax Credits	440
State | 2026 - 2030
Operating Loss Carryforwards [Line Items]
Net Operating Losses	689
Tax Credits	0
State | 2031 - 2035
Operating Loss Carryforwards [Line Items]
Net Operating Losses	1,204
Tax Credits	0
State | Thereafter
Operating Loss Carryforwards [Line Items]
Net Operating Losses	220
Tax Credits	0
Foreign
Operating Loss Carryforwards [Line Items]
Net Operating Losses	2,887
Foreign | 2016 - 2020
Operating Loss Carryforwards [Line Items]
Net Operating Losses	2,300
Foreign | 2021 - 2025
Operating Loss Carryforwards [Line Items]
Net Operating Losses	117
Foreign | 2026 - 2030
Operating Loss Carryforwards [Line Items]
Net Operating Losses	0
Foreign | 2031 - 2035
Operating Loss Carryforwards [Line Items]
Net Operating Losses	202
Foreign | Thereafter
Operating Loss Carryforwards [Line Items]
Net Operating Losses	268
State and Foreign Jurisdiction
Operating Loss Carryforwards [Line Items]
Net Operating Losses	1,500
Capital Loss Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, valuation allowance	500
idX
Operating Loss Carryforwards [Line Items]
Net Operating Losses	12,100
Tax Credits	$ 400